Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	£ 483	£ 534
Non-current borrowings	1,094	1,144
Finance lease liabilities	64	71
Current borrowings	67	86
Borrowings	1,161	1,230
Overdrafts	3	15
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	257	257
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	354	353
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Overdrafts	£ 3	£ 15